RBC FUNDS TRUST

(the “Trust”)

Access Capital Community Investment Fund

RBC Impact Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 26, 2023 to the Funds’ Prospectus and Statement of Additional

Information (“SAI”) dated January 27, 2023, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees approved changes to each Fund’s name.

I. Effective July 26, 2023, the Funds’ Prospectus is hereby amended as follows:

1. All references to “Access Capital Community Investment Fund” in the Funds’ Prospectus are deleted and replaced with “RBC BlueBay Access Capital Community Investment Fund.”

2. All references to “RBC Impact Bond Fund” in the Funds’ Prospectus are deleted and replaced with “RBC BlueBay Impact Bond Fund.”

II. Effective July 26, 2023, the Funds’ SAI is hereby amended as follows:

1. All references to “Access Capital Community Investment Fund” in the Funds’ SAI are deleted and replaced with “RBC BlueBay Access Capital Community Investment Fund.”

2. All references to “RBC Impact Bond Fund” in the Funds’ SAI are deleted and replaced with “RBC BlueBay Impact Bond Fund.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE